Property and Equipment	12 Months Ended
Dec. 31, 2023
Angel Studios, Inc. CIK: 0001671941
Property and Equipment
2.	Property and Equipment

Property and equipment consisted of the following as of December 31:

	2023	2022
Computer equipment	$1,630,746	$1,074,823
Leasehold improvements	420,903	589,338
Computer software	386,035	242,810
Furniture and fixtures	355,764	338,134
Production equipment	275,513	251,392
Warehouse equipment	57,936	57,936
	3,126,897	2,554,433
Less accumulated depreciation and amortization	(1,914,841)	(1,222,786)
	$1,212,056	$1,331,647

Depreciation and amortization expense on property and equipment for the years ended December 31, 2023, and 2022, was $692,055 and $518,022, respectively.